PGIM S&P 500 Max Buffer ETF - January Annual Total Returns	12 Months Ended
Dec. 31, 2025
PGIM S&P 500 Max Buffer ETF - January | No Share Class
Prospectus [Line Items]
Annual Return [Percent]	7.01%